Significant Accounting Policies - Schedule of Currency Exchange Rates were Utilized (Details)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Currency Exchange Rates were Utilized [Abstract]
Year-end HKD exchange rate	0.001276	0.001274	0.001281
Annual average HKD exchange rate	0.00128	0.001284	0.001279